Fair Value Measurements - Fair Value of Preferred Stock Warrant Liability Calculated by Black-Scholes Option Pricing Model (Detail)	12 Months Ended
Dec. 31, 2013
Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected life	4 years
Risk-free interest rate	2.90%
Expected volatility	64.00%
Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected life	8 years
Risk-free interest rate	2.90%
Expected volatility	84.00%